Other Comprehensive Income (Component of Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency transaction and translation gain (loss) before tax	$ (116)	$ 17
Tax (expense) benefit from foreign currency translation gain (loss)	25	(4)
Foreign currency translation adjustments, net-of-tax	$ (91)	$ 13	$ (27)	$ (10)	$ (39)